American Century ETF Trust
Prospectus Supplement
American Century® Quality Diversified International ETF
Avantis® All Equity Markets ETF
Avantis® All Equity Markets Value ETF
Avantis® All International Markets Equity ETF
Avantis® All International Markets Value ETF
Avantis® Emerging Markets Equity ETF
Avantis® Emerging Markets ex-China Equity ETF
Avantis® Emerging Markets Small Cap Equity ETF
Avantis® Emerging Markets Value ETF
Avantis® International Equity ETF
Avantis® International Large Cap Value ETF
Avantis® International Small Cap Equity ETF
Avantis® International Small Cap Value ETF
Avantis® Moderate Allocation ETF
Avantis® Responsible Emerging Markets Equity ETF
Avantis® Responsible International Equity ETF

Supplement dated September 20, 2025 ■ Prospectuses dated January 1, 2025

The funds' Board of Trustees has approved a change to the funds’ policies regarding distribution of income to shareholders. Effective January 1, 2026, each fund's income distribution interval will change from semiannual to quarterly.

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